Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Debt Dsicount, Policy [Policy Text Block]
Debt Discount:
The conversions of Series C convertible preferred stock as well as drawdowns and repayments of interest, fees and principal under the Amended Family Trading Facility (see Note
7
) generate beneficial conversion features, which arise when a debt or equity security is issued with an embedded conversion option that is beneficial to the investor/lender or in the money at inception, because the conversion option has an effective strike price that is less than the market price of the underlying stock at the commitment date. These are accounted for as a debt discount contra to debt and amortized over the life of the instrument in question.

Investments in Unconsolidated Joint Ventures, Policy [Policy Text Block]
Investments in unconsolidated joint ventures:
The Company's investments in unconsolidated joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investments in unconsolidated joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may
have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of comprehensive income.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements:

In
January 2017,
the Financial Accounting Standards Board ("FASB") issued the ASU
2017
-
01
Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not
constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not
a business. This update is effective for public entities with reporting periods beginning after
December 15, 2017,
including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period
1
) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance and
2
) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance. The Company early adopted this new standard for the new acquisitions of Eco Seven and Hull
No
2648.